RELATED PARTY TRANSACTIONS AND KEY MANAGEMENT PERSONNEL COMPENSATION (Details)								12 Months Ended
	Jan. 27, 2026	Aug. 01, 2025 USD ($)	Jun. 24, 2025 shares	Feb. 28, 2025 shares	Jan. 19, 2025 USD ($)	Feb. 09, 2024 shares	Feb. 08, 2024	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of transactions between related parties [line items]
Short term compensation, Expensed to the statement of loss and comprehensive loss									$ 2,884,803	$ 3,006,487
Short term compensation, Capitalized to exploration and evaluation assets									367,599	552,087
Short term compensation									3,252,402	3,558,574
Share-based compensation, Expensed to the statement of loss and comprehensive loss									5,514,673	4,385,995
Share-based compensation, Capitalized to exploration and evaluation assets									409,983	622,453
Share-based compensation									5,924,656	5,008,448
Expensed to the statement of loss and comprehensive loss									8,399,476	7,392,482
Capitalized to exploration and evaluation assets									777,582	1,174,540
Total									9,177,058	8,567,022
Amount owing to related parties and directors and officers									5,908	1,120,402
Amount due from related companies										99,449
Amount reimbursed									5,540	24,024
Amount received									$ 41,963	$ 8,502
Shares issued in private placements (in shares) | shares				625,000		920,000
Principal amount of 2020 Debentures converted		$ 3,000,000			$ 3,000,000			$ 6,000,000
Number of shares issued in bought deal financing | shares			5,121,500
NexGen
Disclosure of transactions between related parties [line items]
Shares issued in private placements (in shares) | shares				625,000
Number of shares issued in bought deal financing | shares			1,200,000
NexGen | IsoEnergy
Disclosure of transactions between related parties [line items]
Percentage of interest held	30.00%	30.20%	30.90%	31.80%	31.80%	33.10%	33.80%	30.00%	30.00%